SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 ILS (₪) ₪ / shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 ILS (₪) ₪ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Lease payments		$ 53		$ 57	$ 25
Percentage of regular deposits by employee				8.33%
Severance Costs				$ 122	$ 74
Ordinary shares exercise price | (per share)	₪ 0.339	$ 0.339	₪ 0.339	$ 0.339
Line of credit | ₪	₪ 86		₪ 95